Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Common Share (Details) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss	$ (1,159,758)	$ (1,573,726)	$ (7,625,397)	$ (13,042,709)
Deemed dividend to Series A and B preferred stockholders				(3,310,001)
Net loss attributable to common stockholders			$ (7,625,397)	$ (16,352,710)